Net Defined Benefits Liability Asset Fair value of plan assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [Abstract]
Return on plan assets, net defined benefit liability (asset)	₩ 16,476	₩ 17,734	₩ 16,521